CONSOLIDATED STATEMENT OF INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Special charges	$ 171.3	$ 145.7	$ 131.0
Net sales
Special charges			29.6
Cost of sales
Special charges	43.2	93.9	8.9
Interest expense
Special charges	2.5	19.3	1.5
Net income (loss) attributable to noncontrolling interest
Special charges	$ 0.5	$ 4.5